Shareholder Loans and liabilities to banks	12 Months Ended
Jun. 30, 2022
Shareholder Loans and liabilities to banks
Shareholder Loans and liabilities to banks

21.    Shareholder Loans and liabilities to banks

Mytheresa Group is party to two revolving credit facilities and was formerly party to multiple shareholder loans (collectively, the “Shareholder Loans”).

Revolving Credit Facilities

Mytheresa Group is party to a revolving credit facility with Commerzbank Aktiengesellschaft and one with UniCredit Bank AG, with each €30,000 thousand and maturity on December 31, 2023. The maximum borrowing capacity of those revolving credit facilities combined is therefore €60,000 thousand. As of June 30, 2022, Mytheresa Group has no outstanding borrowings on these facilities.

As of June 30, 2021, we have fully repaid our borrowings on our Revolving Credit Facilities with a net repayment of €10.0 million.

As of June 30, 2022, Mytheresa Group met all financial and non-financial covenants under its revolving credit facilities.

Shareholder Loans (Fixed Interest Shareholder Loans)

In January 2021, Mytheresa Group’s long-term borrowings related to two US Dollar denominated loans from MYT Note Holdco Inc. (the “Fixed Interest Shareholder Loans”) have been fully repaid using a portion of the net proceeds from the initial public offering in the United States of America.

During the year ended June 30, 2021, interest expenses of €5,990 thousand were incurred on these loans. In addition, the Group recognized a gain of €7,601 thousand on the extinguishment of the loans during the financial year ended June 30, 2021.

As of June 30, 2022, Mytheresa Group had no outstanding Shareholder Loans nor incurred any interest expenses on Shareholder Loans.